Consolidated Statements of Cash Flows - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2026	Jun. 30, 2025
Cash flows from Operating Activities:
Net income:	$ 33,383	$ 27,279
Adjustments to reconcile net income to net cash provided by operating activities:
Depreciation	15,900	15,900
Amortization of deferred financing fees	236	267
Deferred revenue amortization	(371)	1,393
Amortization of deferred charges	71	107
Changes in operating assets and liabilities:
Trade accounts receivable	(315)	675
Prepayments and other assets	(936)	(223)
Inventories	30	(42)
Due from/to related parties	2,421	1,440
Deferred expenses	(120)	4
Trade accounts payable	(1,252)	(32)
Accrued liabilities	179	(827)
Accrued dividends on Series B Preferred Units		529
Unearned revenue	(1,677)	(4,086)
Net cash provided by Operating Activities	47,549	42,384
Cash flows from Financing Activities:
Repurchase of common units, purchase costs		(4)
Repurchase of common units		(785)
Distributions declared and paid	(7,018)	(9,811)
Repayment of long-term debt and other financial liabilities	(22,084)	(22,084)
Net cash used in Financing Activities	(29,102)	(32,684)
Net increase in cash and cash equivalents	18,447	9,700
Cash and cash equivalents at beginning of the period	41,039	68,156
Cash and cash equivalents at end of the period	$ 59,486	$ 77,856